Schedule of detailed information about future minimum undiscounted lease payments (Details)	May 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Less than one year	$ 176,844
Greater than one year	256,471
Total undiscounted lease obligation	433,315
Equipments [Member]
IfrsStatementLineItems [Line Items]
Less than one year	13,380
Greater than one year	2,230
Total undiscounted lease obligation	15,610
Office Lease [Member]
IfrsStatementLineItems [Line Items]
Less than one year	163,464
Greater than one year	254,241
Total undiscounted lease obligation	$ 417,705